Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,973,695,222.25
Total Fee Amount	410,667.31
Total Offset Amount	0.00
Net Fee	$ 410,667.31
Offering Table N/A
Offset Table N/A	N/A